UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
Academy Core Equity Fund
March 31, 2009 (Unaudited)

Shares					Value
	COMMON STOCKS - 98.56%
	Aerospace & Defense - 4.32%
1,400	Boeing Co.				$49,812
775	L-3 Communications Holdings, Inc.				52,545
					102,357
	Biotechnology - 5.27%
2,100	Genzyme Corp. (a)				124,719
	Computers & Peripherals - 2.07%
4,300	EMC Corp. (a)				49,020
	Diversified Financial Services - 4.69%
26,000	CIT Group, Inc.				74,100
150	CME Group, Inc.				36,958
					111,058
	Diversified Telecommunication Services - 3.68%
2,889	Verizon Communications, Inc.				87,248
	Electric Utilities - 0.58%
300	Exelon Corp.				13,617
	Energy Equipment & Services - 1.90%
4,515	Nabors Industries Ltd. (a)				45,105
	Food & Staples Retailing - 13.23%
11,400	CVS Caremark Corp.				313,386
	Health Care Equipment & Supplies - 5.26%
1,000	Covidien Ltd				33,240
3,100	Medtronic, Inc.				91,357
					124,597
	Health Care Providers & Services - 4.10%
2,200	Aetna, Inc.				53,526
1,146	WellPoint, Inc. (a)				43,514
					97,040
	Industrial Conglomerates - 5.76%
13,500	General Electric Co.				136,485
	Insurance - 4.88%
8,000	Hartford Financial Services Group, Inc.				62,800
1,300	Travelers Companies, Inc.				52,832
					115,632
	Internet Software & Services - 2.45%
4,530	Yahoo!, Inc. (a)				58,029
	Media - 2.54%
4,405	Comcast Corp.				60,084
	Metals & Mining - 3.20%
1,985	Nucor Corp.				75,767
	Multiline Retail - 5.89%
4,053	Target Corp.				139,383
	Multi-Utilities - 3.50%
5,780	Duke Energy Corp.				82,770
	Oil, Gas & Consumable Fuels - 10.83%
6,838	Marathon Oil Corp.				179,771
2,504	XTO Energy, Inc.				76,672
					256,443
	Real Estate Investment Trust - 1.17%
4,250	ProLogis				27,625
	Semiconductors & Semiconductor Equipment - 5.05%
4,684	NVIDIA Corp. (a)				46,184
4,450	Texas Instruments, Inc.				73,470
					119,654
	Software - 8.19%
2,100	Adobe Systems, Inc. (a)				44,919
8,240	Oracle Corp. (a)				148,897
					193,816
	TOTAL COMMON STOCKS (Cost $3,428,095)				$2,333,835

	SHORT TERM INVESTMENTS - 0.26%
6,296	Fidelity Institutional Government Portfolio				$6,296
	TOTAL SHORT TERM INVESTMENTS (Cost $6,296)				$6,296

	Total Investments (Cost $3,434,391) - 98.82%				$2,340,131
	Other Assets in Excess of Liabilities - 1.18%				27,846
	TOTAL NET ASSETS - 100.00%				$2,367,977

	Percentages are stated as a percent of net assets.

	(a)	Non Income Producing.

	The cost basis of investments for federal income tax purposes at March 31, 2009, was as follows:[1]

	Cost of investments	$ 3,434,391

	Gross unrealized appreciation	10,656
	Gross unrealized depreciation	(1,104,916)
	Net unrealized appreciation	$ (1,094,260)

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

	Effective January 1, 2008, the Fund adopted the provisions of Statement of Financial Accounting Standards
	No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the
	inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in
	active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs
	(level 3 measurements) when market prices are not readily available or reliable.

	The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried
	at value. The inputs of methology used for valuing securities may not be an indication of the risk associated
	with investing in those securities.

	Description	Level 1	Level 2	Level 3	Total

	Investments in Securities	$ 2,340,131	$ —	$ —	$ 2,340,131

Schedule of Investments
Academy Select Opportunities Fund
March 31, 2009 (Unaudited)

Shares					Value
	COMMON STOCKS - 79.59%
	Commercial Services & Supplies - 3.92%
15,000	RSC Holdings, Inc. (a)				$78,900
	Communications Equipment - 0.14%
2,000	China GrenTech Corporation Ltd. - ADR (a)				2,720
	Diversified Financial Services - 14.17%
100,000	CIT Group, Inc.				285,000
	Energy Equipment & Services - 8.03%
5,000	Exterran Holdings, Inc. (a)				80,100
3,000	Helmerich & Payne, Inc.				68,310
4,005	Pioneer Drilling Co. (a)				13,136
					161,546
	Health Care Equipment & Supplies - 5.84%
8,972	Hologic, Inc. (a)				117,443
	Leisure Equipment & Products - 4.16%
3,150	Marvel Entertainment, Inc. (a)				83,633
	Marine - 4.09%
10,000	Seaspan Corp.				82,200
	Media - 10.04%
40,000	Lions Gate Entertainment Corp. (a)				202,000
	Oil & Gas - 4.84%
500	Ultra Petroleum Corp. (a)				17,945
4,438	Valero Energy Corp.				79,440
					97,385
	Pharmaceuticals - 0.96%
1,000	Xenoport, Inc. (a)				19,360
	Real Estate Management & Development - 3.97%
3,859	Tejon Ranch Co. (a)				79,766
	Semiconductor & Semiconductor Equipment - 4.12%
40,000	ANADIGICS, Inc. (a)				82,800
	Software - 12.70%
20,000	ArcSight, Inc. (a)				255,401
	Specialty Retail - 1.69%
54,000	Borders Group, Inc. (a)				34,020
	Textiles, Apparel & Luxury Goods - 0.92%
15,600	Crocs, Inc. (a)				18,564
	TOTAL COMMON STOCKS (Cost $2,842,808)				$1,600,738

	CONVERTIBLE PREFERRED STOCKS - 4.53%
	Diversified Financial Services - 4.53%
5,000	CIT Group, Inc., 8.750%				$91,000
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $176,150)				$91,000

	PREFERRED STOCKS - 0.95%
	Real Estate Management & Development - 0.95%
2,700	Forest City Enterprises, Inc., 7.375%				$19,170
	TOTAL PREFERRED STOCKS (Cost $19,106)				$19,170
Principal
Amount
	CONVERTIBLE BONDS - 3.17%
	Real Estate Investment Trusts - 3.17%
	Prologis
$ 50,000	1.875%, 11/15/2037				$25,687
75,000	2.625%, 05/15/2038				37,969
					63,656
	TOTAL CONVERTIBLE BONDS (Cost $50,294)				$63,656
Shares
	SHORT TERM INVESTMENTS - 10.05%
202,192	Fidelity Institutional Government Portfolio				$202,192
	TOTAL SHORT TERM INVESTMENTS (Cost $202,192)				$202,192

	Total Investments (Cost $3,290,550) - 98.29%				$1,976,756
	Other Assets in Excess of Liabilities - 1.71%				34,398
	TOTAL NET ASSETS - 100.00%				$2,011,154

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a)	Non Income Producing.

	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:[1]

	Cost of investments	$ 3,290,550

	Gross unrealized appreciation	92,570
	Gross unrealized depreciation	(1,406,364)
	Net unrealized appreciation	$ (1,313,794)

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

	Effective January 1, 2008, the Fund adopted the provisions of Statement of Financial Accounting Standards
	No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the
	inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in
	active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs
	(level 3 measurements) when market prices are not readily available or reliable.

	The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried
	at value. The inputs of methology used for valuing securities may not be an indication of the risk associated
	with investing in those securities.

	Description	Level 1	Level 2	Level 3	Total

	Investments in Securities	$ 1,913,100	$ 63,656	$ —	$ 1,976,756

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)    /s/ David Jacovini
David Jacovini, President

Date      5/18/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Jacovini
David Jacovini, President & Treasurer

Date      5/18/2009

* Print the name and title of each signing officer under his or her signature.